Commitments and Contingencies	3 Months Ended
Sep. 30, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies
3.	Commitments and Contingencies

Contingencies
On April 11, 2013, we filed an answer and counter-claims in response to the complaint Harvest Technologies Corp. (Harvest) filed on October 24, 2012 against the Company in the case captioned as Harvest Technologies Corp. v. ThermoGenesis Corp., 12-cv-01354, U.S. District Court, District of Delaware (Wilmington), with the complaint being amended on February 15, 2013 to name the Company’s customer Celling Technologies, LLC as a defendant.  In the complaint, Harvest contends that our Res-Q 60 System infringes certain Harvest patents. The counter-claims are based on anti-trust and other alleged improper conduct by Harvest and further seek declarations that the Res-Q 60 System does not infringe the patents and that the patents are invalid.  The Company intends to vigorously defend itself against the Harvest claims, while aggressively pursuing its separate claims against Harvest.  The Company is unable to ascertain the likelihood of any liability and has not made an accrual as of September 30, 2013.

During the three months ended September 30, 2012, we were notified by a third party who believes that the Res-Q system infringes upon certain of its US and European patents.  The Company is in the process of gathering information; however, it has not yet collected enough information to assess the validity of the alleged infringement or estimate any potential financial impact; therefore, it has not made an accrual as of September 30, 2013.

Warranty
We offer a warranty on all of our products of one to two years, except disposable products which we warrant through their expiration date.  We periodically assess the adequacy of our recorded warranty liabilities and adjust the amounts as necessary.
The warranty liability is included in other current liabilities in the unaudited balance sheet.  The change in the warranty liability for the three months ended September 30, 2013 is summarized in the following table:

Balance at July 1, 2013	$489,000
Warranties issued during the period	37,000
Settlements made during the period	(60,000)
Changes in liability for pre-existing warranties during the period	(121,000)
Balance at September 30, 2013	$345,000